Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Product	$ 5,830	$ 4,310	$ 23,507	$ 23,596	$ 19,775
Contract	307	1,131	5,674	6,862	4,047
Total revenue, net	6,137	5,441	29,181	30,458	23,822
Cost of goods sold:
Product	3,302	2,609	11,080	8,373	7,865
Contract	154	586	2,627	3,645	2,310
Cost of goods sold	3,456	3,195	13,707	12,018	10,175
Gross profit	2,681	2,246	15,474	18,440	13,647
Operating expenses:
Research and development	1,140	532	3,063	2,370	1,996
Selling, general and administrative	2,263	2,141	9,136	10,055	6,900
Total operating expenses	3,403	2,673	12,199	12,425	8,896
Income (loss) from operations	(722)	(427)	3,275	6,015	4,751
Other income (expense):
Interest expense	(3)	(29)	(103)	(115)	(466)
Other income	7	16	41	16	67
Change in the fair value of warrant liability		(3,057)	2,548	(15,987)	(6,533)
Total other income (expense), net	4	(3,070)	2,486	(16,086)	(6,932)
Income (loss) before provision for income taxes	(718)	(3,497)	5,761	(10,071)	(2,181)
Income tax expense (benefit)	(266)	(158)	795	(8,931)	90
Net income (loss)	(452)	(3,339)	4,966	(1,140)	(2,271)
Less net income allocated to participating securities			1,250
Net income (loss) allocated to common shares			$ 3,716	$ (1,140)	$ (2,271)
Income (loss) per common share, basic	$ (0.02)	$ (0.16)	$ 0.17	$ (0.06)	$ (0.14)
Income (loss) per common share, diluted	$ (0.02)	$ (0.16)	$ 0.07	$ (0.06)	$ (0.14)
Weighted average number of shares outstanding:
Basic	23,507,172	21,522,716	22,448,138	19,239,933	16,343,650
Diluted	23,507,172	21,522,716	25,574,522	19,239,933	16,343,650